Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents (Tables) [Abstract]
Cash and cash equivalents

6.                  Cash and cash equivalents

		2017	2016

Cash and banks	(i)	1,428,766	2,178,611
Cash equivalents:
Domestic market		1,706,784	2,914,685
Foreign market	(i)	639,543	1,608,568
Total		3,775,093	6,701,864

(i)                   On December 31, 2017, it includes cash and banks of R$247,285 (R$172,430 on December 31, 2016) and cash equivalents of R$47,400 (R$29,169 on December 31, 2016) of the subsidiary Braskem Idesa, available for use exclusively in its project.